Other financial assets (Details) € in Thousands, $ in Millions	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)
Other financial assets
Other financial assets	€ 851		€ 0
Equity investments
Other financial assets
Other financial assets	€ 900	$ 0.9